Financial income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Income And Expense [Abstract]
Interest income	$ 0	$ 1	$ 15
Financial income	0	1	15
Interest expense on lease liabilities	0	(2)	(2)
Interest expense on Convertible loans	0	(513)	(17)
Other interest expenses and bank charges	(36)	(39)	(31)
Changes in fair value of Convertible loans	0	(564)	0
Financial expense	(36)	(1,118)	(50)
Foreign exchange differences, net	$ (193)	$ (1,565)	$ 869